Note 13 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Current liabilities
Defined-benefit plan	$ 776	$ 743
Variable Contribution plan	41	39
Employees' postretirement projected benefits obligation	817	782
Long-term liabilities
Defined-benefit plan	14,967	13,608
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	15,223	13,740
Total Employees' postretirement projected benefits obligation	16,040	14,522
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	4,207	3,931
Variable Contribution plan	189	189
Tax effect	(1,495)	(1,401)
Net balance recorded in shareholders' equity	2,901	2,719
Pension Benefits
Current liabilities
Defined-benefit plan	376	369
Variable Contribution plan	41	39
Employees' postretirement projected benefits obligation	417	408
Long-term liabilities
Defined-benefit plan	6,137	5,719
Variable Contribution plan	256	132
Employees' postretirement projected benefits obligation	6,393	5,851
Total Employees' postretirement projected benefits obligation	6,810	6,259
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,554	3,322
Variable Contribution plan	189	189
Tax effect	(1,272)	(1,194)
Net balance recorded in shareholders' equity	(2,471)	2,317
Health Care Benefit
Current liabilities
Defined-benefit plan	400	374
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	400	374
Long-term liabilities
Defined-benefit plan	8,830	7,889
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	8,830	7,889
Total Employees' postretirement projected benefits obligation	9,230	8,263
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	653	609
Variable Contribution plan	0	0
Tax effect	(223)	(207)
Net balance recorded in shareholders' equity	$ (430)	$ 402